SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE (Details) - USD ($)	May 31, 2026	Feb. 28, 2026	Feb. 28, 2025
Defined Benefit Plan Disclosure [Line Items]
Investment at cost	$ 100,000	$ 100,000
Incentive compensation plan payable revaluation of equity awards payable in Series G shares	5,500,000	5,500,000	$ 4,000,000
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment at cost	50,000	50,000
Incentive compensation plan payable revaluation of equity awards payable in Series G shares
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment at cost
Incentive compensation plan payable revaluation of equity awards payable in Series G shares
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment at cost	50,000	50,000
Incentive compensation plan payable revaluation of equity awards payable in Series G shares	$ 5,500,000	$ 5,500,000	$ 4,000,000